SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS USED IN THE PREPARATION OF THE FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2019
Disclosure of Significant accounting judgments, estimates and assumptions used in the preparation of the financial statements [Abstract]
SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS USED IN THE PREPARATION OF THE FINANCIAL STATEMENTS
NOTE 3:-	SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS USED IN THE PREPARATION OF THE FINANCIAL STATEMENTS

The preparation of the financial statements requires management to make estimates and assumptions that have an effect on the application of the accounting policies and on the reported amounts of assets, liabilities and expenses.

Discussed below are the key assumptions made in the financial statements concerning uncertainties at the end of the reporting period and the critical estimates computed by the Company that may result in a material adjustment to the carrying amounts of assets and liabilities within the next financial year.

•	Determining the fair value of share based compensation to employees and directors:

The fair value of share based compensation to employees and directors is determined using the binomial option pricing models.

The assumptions used in the models include the expected volatility, early exercise factor, expected dividend and risk-free interest rate.

•	Liabilities in respect to IIA grants:

Government grants received from the IIA are recognized as a liability if future economic benefits are expected from the research and development activity that will result in royalty‑bearing sales. As the contingent liability is calculated based on future royalty-bearing sales,  there is uncertainty regarding the estimated future cash flows and the estimated discount rate used to measure the amortized cost of the liability.

•	Contingent consideration for the purchase of shares:

Contingent consideration for the purchase of shares was first measured at fair value. After initial recognition, the liability is measured at amortized cost using the effective interest method. As the contingent consideration is calculated based on future royalty‑bearing sales, there is uncertainty regarding the estimated future cash flows and the estimated discount rate used to measure the fair value of this liability.